RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
Year ended	August 31, 2024	August 31, 2023
Salaries	$923	$889
Directors' fees	327	314
Share-based payments - management	817	1,359
Share-based payments - directors[1]	164	14
Total	$2,231	$2,576

[1]Share-based payments - directors, includes the revaluation of fully vested DSU's